Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Work in progress	$ 546	$ 871
Raw materials	61	64
Inventory, Net	$ 607	$ 935